The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table repres (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposits from banks	R$ 264,515,929	R$ 266,503,096
Deposits from customers	646,734,380	625,042,668
Securities issued	241,197,989	189,015,450
Subordinated debt	99,757,706	82,258,917
Other financial liabilities	92,556,433	86,407,304
Total liabilities	1,344,762,437	1,249,227,435
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	204,175,974
Deposits from customers	201,317,486
Securities issued	6,534,157
Subordinated debt	3,873,730
Other financial liabilities	60,164,313
Total liabilities	476,065,660	486,910,254
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	20,185,890
Deposits from customers	22,671,356
Securities issued	11,597,965
Subordinated debt	1,423,524
Other financial liabilities	19,316,118
Total liabilities	75,194,853	82,535,609
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	20,323,362
Deposits from customers	113,616,089
Securities issued	84,698,911
Subordinated debt	2,037,296
Other financial liabilities	3,222,155
Total liabilities	223,897,813	165,622,679
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	15,486,908
Deposits from customers	308,213,890
Securities issued	129,748,956
Subordinated debt	18,454,700
Other financial liabilities	8,234,481
Total liabilities	480,138,935	456,861,983
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	4,343,795
Deposits from customers	915,559
Securities issued	8,618,000
Subordinated debt	73,968,456
Other financial liabilities	1,619,366
Total liabilities	R$ 89,465,176	R$ 57,296,910